Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	iSHARES® ETHEREUM TRUST ETF
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-6353885
Entity Address, Address Line One	400 Howard Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On November 16, 2023, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-275583) and amendments thereto, culminating with Amendment No. 4 filed on July 17, 2024, which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 22, 2024 (the “Registration Statement”). On May 9, 2025, the registrant filed a Post-Effective Amendment No. 1 to Form S-1, which was declared effective by the SEC on July 31, 2025. This Post-Effective Amendment No. 2 to the Registration Statement is being filed to (i) convert the Registration Statement on Form S-1 into a Registration Statement on Form S-3, (ii) update the prospectus contained therein, (iii) include information contained in the registrant's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2026 and certain other information in the Registration Statement, and (iv) update the documents incorporated by reference therein. No additional securities are being registered under this Post-Effective Amendment No. 2.
Entity Central Index Key	0002000638
Amendment Flag	false